Significant Accounting Policies (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Buyer A [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	22.00%	25.00%	1.00%
Buyer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	3.00%	3.00%	13.00%
Buyer B [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	20.00%	18.00%	17.00%
Buyer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	14.00%	14.00%	9.00%
Buyer C [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	11.00%	8.00%	18.00%
Buyer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	1.00%	4.00%	6.00%
Buyer D [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%	0.00%	1.00%	13.00%
Buyer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%	35.00%	2.00%	10.00%
Buyer E [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	0.00%	0.00%	14.00%
Buyer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	0.00%	0.00%	26.00%
Buyer F [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%	0.00%	0.00%
Buyer F [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	17.00%	35.00%	0.00%
Buyer G [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%	0.00%
Buyer G [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			17.00%	0.00%
Buyer H [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%	4.00%
Buyer H [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%	13.00%